36. Financial instruments and risk management (Details 9) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Borrowings and financing
FinancialInstrumentsAndRiskManagementLineItems [Line Items]
Beginning balance	R$ 4,690,944	R$ 6,719,782
Additions	166,548	646,854
Financial interests	284,037	611,369
Foreign exchange variations, net	73,889	(16,491)
Payments	(3,552,400)	(3,270,570)
Other		0
Ending Balance	1,663,018	4,690,944
Finance lease
FinancialInstrumentsAndRiskManagementLineItems [Line Items]
Beginning balance	1,887,172	1,802,238
Additions	38,985	48,957
Financial interests	266,328	257,305
Foreign exchange variations, net	0	0
Payments	(252,411)	(219,189)
Other		(2,139)
Ending Balance	1,940,074	1,887,172
Financial instruments (assets) liabilities
FinancialInstrumentsAndRiskManagementLineItems [Line Items]
Beginning balance	(48,327)	(135,449)
Additions	(13,628)	17,675
Financial interests	15,423	53,062
Foreign exchange variations, net	(73,931)	16,385
Payments	50,673	0
Other		0
Ending Balance	R$ (69,790)	R$ (48,327)